INVESTMENTS IN EQUITY INVESTEES	12 Months Ended
Dec. 31, 2017
INVESTMENTS IN EQUITY INVESTEES

7. INVESTMENTS IN EQUITY INVESTEES

The Group’s investments in equity investees comprise the following:

	December 31, 2016	December 31, 2017	December 31, 2017
	RMB	RMB	US$ ( Note 3)
Investments accounted for under equity method:
ZTE9 Network Technology Co., Ltd., Wuxi (“ZTE9”)	—	—	—
System Link Corporation Limited (“System Link”) <1>	113,836,704	—	—
Shanghai Big Data Cultures & Media Co., Ltd. (previously known as Shanghai Jiucheng Advertisement Co., Ltd.) (“Big Data”) <2>	13,142,455	9,496,519	1,459,588
Investments accounted for under cost method:
Shanghai Institute of Visual Art of Fudan University (“SIVA”)	10,000,000	10,000,000	1,536,972
T3 Entertainment Co., Ltd. (“T3”) <3>	24,892,921	24,892,921	3,825,972
Smartposting Co, Ltd. (“Smartposting”) <4>	—	3,854,118	592,367
Beijing Ti Knight Network Technology Co., Ltd. (“Beijing Ti Knight”) <5>	—	—	—
Tandem Fund II, L.P. (“Tandem Fund”) <6>	1,165,421	—	—

Total	163,037,501	48,243,558	7,414,899

<1> System Link

In August 2014, the Group formed a joint venture, System Link, with Qihoo 360 Technology Co., Ltd., “Qihoo 360”. Pursuant to the joint venture agreement, Qihoo 360 and the Group will each own 50% equity interest in the joint venture and share profits based on the equity interest each party holds. In August 2014, Red 5 Singapore entered into a license agreement with System Link for publishing and operating Firefall in the PRC under a five-year term beginning from 2015. The Group received an upfront payment of US$10.0 million related to the license in 2015 and the Group began amortizing the upfront license payment over the license term starting in 2015 at the launch of game by System Link. For the US$150.0 million minimum royalty payment, the Group did not recognize any as the amount is unlikely to be received from System Link.

In August 2015, System Link entered into an agreement with Smilegate Entertainment, Inc. (“Smilegate”) to form a joint venture company, Oriental Shiny Star Limited (“Oriental Shiny”), for the operation of CrossFire 2. In the event of a successful commercial launch of CrossFire 2, Smilegate will receive a 30% equity share of Oriental Shiny.

In November 2015, Oriental Shiny entered into a license and distribution agreement with Smilegate for publishing and operating CrossFire 2 on an exclusive basis for a five-year term in the PRC (the “License Agreement”). In consideration for the exclusive license, Oriental Shiny made an upfront payment of US$50.0 million and was to make additional payments totaling US$450.0 million based on certain development and operation milestones of CrossFire 2. The payment of license fees is guaranteed by the Group and Qihoo 360 proportional to their equity interest in System Link.

The Group made total capital contributions to System Link of US$35.0 million as of both December 31, 2016 and 2017. The Group recorded losses of RMB111.1 million in System Link for the year ended December 31, 2016.

In October 2017, Oriental Shiny and Smilegate agreed to terminate the License Agreement. In November 2017, Smilegate made a settlement payment of US$25.0 million to both the Group and Qihoo 360, total of US$50.0 million. A settlement agreement was signed among the Group, Qihoo 360 and Smilegate whereby subsequent to the payment of US$50.0 million, the joint venture agreement signed among Oriental Shiny and Smilegate has terminated. During 2017, the Group offset its 2017 share of losses in System Link against the US$25 million recovery and reduced its investment in System Link to nil, with the remaining portion of the recovery, RMB60.5 million (US$9.3 million), recorded as gain as the Group has no future funding obligation to System Link or Oriental Shiny.

Presented below is summarized financial information of System Link:

	December 31, 2016	December 31, 2017	December 31, 2017
	RMB	RMB	US$
			(Note 3)
Balance sheet data:
Current assets	11,770,483	11,472,721	1,763,325
Noncurrent assets	346,895,940	20,005	3,075
Current liabilities	(157,717,658)	(983,142,842)	(151,106,288)
Noncurrent liabilities	—	—	—
Noncontrolling interest	(510)	(479)	(74)

	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2017	For the year ended December 31, 2017
	RMB	RMB	RMB	US$
				(Note 3)
Operating data:
Revenue	547,593	173,897	—	—
Gross loss	(6,558,189)	(150,131,075)	(825,402,887)	(126,862,101)
Loss from operations	(30,513,444)	(218,841,017)	(825,746,051)	(126,914,844)
Net loss	(22,107,557)	(222,102,758)	(826,681,381)	(127,058,602)
Net loss attributable to equity holders	(22,107,648)	(222,102,760)	(826,681,380)	(127,058,602)

<2> Big Data (previously known as Shanghai Jiucheng Advertisement Co., Ltd. (“Jiucheng Advertisement”))

In June 2015, the Group granted 33.3% equity interest of Jiucheng Advertisement to two of its employees for nil consideration. The Group recorded shared based compensation of RMB2.7 million as a result of this transaction as the equity interest was considered a share-based award for their service. In October, 2015, the Group entered into an agreement with Fei Fan Information Technology Co., Ltd. (“Fei Fan”), whereby Jiucheng Advertisement acquired 100% equity interest in Fei Fan in exchange of 30% equity interest in Jiucheng Advertisement. Upon completion of the exchange, the Group’s equity interest in Jiucheng Advertisement was diluted to 46.7%. The Group accounted for the exchange as a disposal of subsidiary with a gain of RMB3.3 million (US$0.5 million) recognized upon disposal and an acquisition of an equity method investment in Jiucheng Advertisement at fair value. In November 2015, the Group’s equity interest in Jiucheng Advertisement was further diluted to 42.0% as a result of capital injection by other shareholders. In August 2016, Jiucheng Advertisement raised capital from the Group and a third-party, the Group’s equity interest in Jiucheng Advertisement became 43.7%. In October 2016, the Group’s equity interest in Jiucheng Advertisement further increased to 44.5% after the execution of certain terms under the investment agreements among certain investors of Jiucheng Advertisement.

In December 2016, the Group entered into an agreement with third-party investors of Jiucheng Advertisement. According to the agreement, the Group would repurchase an additional 19.11% equity interest in Jiucheng Advertisement for RMB18.3 million (US$2.8 million) from those third-party investors if Jiucheng Advertisement is not listed on the PRC’s National Equities Exchange and Quotations (“NEEQ”), commonly known as the New Third Board, before December 31, 2017. In March 2017, Jiucheng Advertisement was renamed as Shanghai Big Data Cultures & Media Co., Ltd. (“Big Data”). In September 2017, Big Data listed its shares on NEEQ. As Big Data has listed its shares on NEEQ and has fulfilled its obligation, hence the Group was relieved of its obligation to repurchase 19.11% equity interest in Big Data from those third-party investors. After the listings, the Group holds a 44.46% equity interest in Big Data.

<3> T3

In April 2008, the Group, through China Crown Technology, invested US$38.3 million (RMB249.2 million) in cash to subscribe to 3,031,232 preferred shares issued by G10, an established Korean online game developer and operator, which accounted for less than 20% of the equity interest in G10 on an as converted basis. The preferred shares are convertible, non-redeemable and with a liquidation preference. Considering the liquidation preference is substantive and not available to common shares, the preferred shares are not in substance common shares and equity accounting is not applicable. Further, considering the rights and obligations of these shares, they are not considered debt securities. Accordingly, the Group accounted for the investment in G10 under the cost method. The initial investment was US$39.5 million, including US$1.2 million transaction cost. Pursuant to the Series B Preferred Share Subscription Agreement entered into between G10 and the Group, the purchase price would be reduced by up to US$25.0 million if G10’s consolidated net income does not reach the predetermined target for the period from July 1, 2009 to June 30, 2010. The target was not met in the predetermined period, and both parties reached a settlement agreement in November 2010 whereby the purchase price was reduced by US$10.0 million, payable in 26 equal monthly installments beginning in February 2011. The adjustment to the purchase price was accounted for as a reduction in the carrying value of the underlying investment at the time of the settlement. The Group also performed an impairment assessment and recognized an impairment loss of RMB184.9 million for the year ended December 31, 2010. All the refund of purchase price under the settlement agreement had been received.

In December 2011, pursuant to the agreements between the shareholders of G10 and T3 Entertainment Co., Ltd. (“T3”), a wholly-owned subsidiary of G10, G10 was spun off and the shareholders of G10 became shareholders of T3 at the same shareholding percentage. In February 2012, the changes in shareholding structures of G10 and T3 was completed and the Group owned 32,290 ordinary shares of T3, which reflects the same percentage of equity the Group owned in G10 on an as converted basis.

The Group performed an impairment assessment and determined that there is no impairment in the investment as of December 31, 2016 and 2017, respectively.

<4> Smartposting

In June 2017, the Group completed a share exchange transaction with IE Limited (“IE”), which was a listed company on Korean Securities Dealers Automated Quotations of Korea Exchange (“KOSDAQ”) for issuance and sale of 12,500,000 ordinary shares of the Group with a 10 year lock-up period. In exchange, IE transferred 14.55% equity interest in Smartposting, a wholly-owned subsidiary of IE. The fair value of 14.55% equity interest in Smartposting was considered to be the value of the assets surrendered to the Group in this non-monetary exchange transaction. In 2017, due to weaker than expected operating performance of Smartposting, the Group recorded an impairment of RMB5.1 million (US$0.8 million) for the year ended December 31, 2017. (See Note 32)

<5> Beijing Ti Knight

In June 2017, the Group entered into an investment agreement with shareholders of Beijing Ti Knight where the Group will invest a total of RMB9.0 million (US$1.4 million) in Beijing Ti Knight. As of December 31, 2017, the Group has invested RMB4.0 million (US$0.6 million). Due to weaker than expected operating performance, the investment in Beijing Ti Knight was fully impaired and the impairment of RMB4.0 million (US$0.6 million) was recorded for the year ended December 31, 2017 (see Note 32).

<6> Tandem Fund

In December 2016, the Group recorded an impairment loss on Tandem Fund of RMB2.8 million (US$0.4 million) based on the fair market value of Tandem Fund. In January 2017, the Group disposed its entire interest in Tandem Fund to a third-party for a consideration of RMB1.2 million (US$0.2 million) which was equivalent to the carrying amount of the investment. No gain or loss was recognized on the disposal.

The Group recorded impairment charges relating to its investment in equity investees of nil, RMB2.8 million and RMB9.1 million (US$1.4 million) for the years ended December 31, 2015, 2016 and 2017, respectively.